John Hancock
Income Fund
Quarterly portfolio holdings 8/31/2021

Fund’s investments
As of 8-31-21 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 5.5%					$123,558,148
(Cost $116,290,703)
U.S. Government 5.5%					123,558,148
U.S. Treasury
Bond	2.000	02-15-50		13,140,000	13,351,472
Bond	2.750	11-15-42		6,190,000	7,162,265
Bond	3.000	02-15-49		22,685,000	27,996,480
Bond	4.375	02-15-38		14,475,000	20,342,464
Note	0.250	10-31-25		3,000,000	2,949,961
Note	0.375	11-30-25		6,155,000	6,079,505
Note	2.000	11-15-26		15,250,000	16,176,318
Note	2.375	02-29-24		15,685,000	16,494,370
Note	2.625	02-15-29		5,790,000	6,415,139

Treasury Inflation Protected Security	0.125	01-15-30		5,911,920	6,590,174
Foreign government obligations 20.0%					$444,329,748
(Cost $444,689,505)
Australia 1.4%					31,783,085
Commonwealth of Australia	0.250	11-21-24	AUD	16,225,000	11,873,360
Commonwealth of Australia	0.500	09-21-26	AUD	3,560,000	2,588,615
Commonwealth of Australia	2.250	11-21-22	AUD	3,440,000	2,585,355
New South Wales Treasury Corp.	1.000	02-08-24	AUD	15,155,000	11,283,353
Queensland Treasury Corp. (A)	4.250	07-21-23	AUD	4,385,000	3,452,402
Austria 0.2%					4,328,613
Republic of Austria (A)	0.500	02-20-29	EUR	3,450,000	4,328,613
Brazil 1.0%					21,347,729
Federative Republic of Brazil	10.000	01-01-23	BRL	34,285,000	6,851,335
Federative Republic of Brazil	10.000	01-01-25	BRL	59,155,000	11,778,339
Federative Republic of Brazil	10.000	01-01-27	BRL	13,815,000	2,718,055
Canada 3.6%					79,293,725
Canada Housing Trust No. 1 (A)	1.250	06-15-26	CAD	2,200,000	1,756,251
Canada Housing Trust No. 1 (A)	1.950	12-15-25	CAD	2,565,000	2,113,561
Government of Canada	2.250	03-01-24	CAD	23,115,000	19,110,342
Province of Alberta	3.400	12-01-23	CAD	9,000,000	7,578,076
Province of British Columbia	2.850	06-18-25	CAD	3,408,000	2,894,659
Province of Ontario	1.350	12-02-30	CAD	37,050,000	28,198,975
Province of Ontario	2.900	06-02-28	CAD	4,350,000	3,762,380
Province of Ontario	3.450	06-02-45	CAD	3,895,000	3,584,857
Province of Quebec	0.200	04-07-25	EUR	3,630,000	4,378,019
Province of Quebec	1.500	12-15-23	GBP	2,037,000	2,869,443
Province of Quebec	3.750	09-01-24	CAD	3,530,000	3,047,162
China 0.7%					15,619,584
People’s Republic of China	1.990	04-09-25	CNY	34,810,000	5,254,461
People’s Republic of China	2.880	11-05-23	CNY	66,520,000	10,365,123
Colombia 0.9%					20,990,230
Republic of Colombia	3.250	04-22-32		4,315,000	4,210,836
Republic of Colombia	4.500	03-15-29		1,120,000	1,216,510
Republic of Colombia	5.625	02-26-44		1,120,000	1,250,458
Republic of Colombia	6.250	11-26-25	COP	17,345,000,000	4,703,613
Republic of Colombia	7.500	08-26-26	COP	17,735,000,000	4,996,999
Republic of Colombia	10.000	07-24-24	COP	15,303,500,000	4,611,814
2	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Finland 0.2%					$3,997,257
Republic of Finland (A)	0.500	09-15-28	EUR	3,180,000	3,997,257
India 0.0%					1,014,401
Republic of India	7.270	04-08-26	INR	69,990,000	1,014,401
Indonesia 2.5%					56,133,836
Republic of Indonesia	1.100	03-12-33	EUR	1,191,000	1,386,777
Republic of Indonesia (A)	2.150	07-18-24	EUR	3,335,000	4,159,870
Republic of Indonesia	3.050	03-12-51		2,570,000	2,555,926
Republic of Indonesia	3.850	10-15-30		1,650,000	1,866,192
Republic of Indonesia	6.125	05-15-28	IDR	53,219,000,000	3,820,793
Republic of Indonesia	6.500	06-15-25	IDR	182,145,000,000	13,498,451
Republic of Indonesia	6.625	05-15-33	IDR	30,647,000,000	2,173,356
Republic of Indonesia	7.000	09-15-30	IDR	100,451,000,000	7,458,776
Republic of Indonesia	7.500	06-15-35	IDR	19,373,000,000	1,460,191
Republic of Indonesia	7.500	05-15-38	IDR	15,237,000,000	1,128,069
Republic of Indonesia	8.125	05-15-24	IDR	33,251,000,000	2,555,169
Republic of Indonesia	8.250	05-15-29	IDR	5,604,000,000	447,402
Republic of Indonesia	8.375	03-15-24	IDR	44,433,000,000	3,414,257
Republic of Indonesia	8.375	09-15-26	IDR	49,203,000,000	3,932,719
Republic of Indonesia	8.750	05-15-31	IDR	48,811,000,000	4,044,898
Republic of Indonesia	9.000	03-15-29	IDR	26,967,000,000	2,230,990
Ireland 0.7%					15,952,481
Republic of Ireland	3.400	03-18-24	EUR	10,463,000	13,626,419
Republic of Ireland	3.900	03-20-23	EUR	1,840,000	2,326,062
Israel 0.1%					2,096,656
State of Israel	2.500	01-15-30		1,985,000	2,096,656
Italy 0.5%					10,857,177
Republic of Italy	1.250	02-17-26		3,387,000	3,360,988
Republic of Italy (A)	1.850	07-01-25	EUR	5,900,000	7,496,189
Japan 0.8%					17,773,278
Government of Japan	0.100	12-20-23	JPY	1,945,000,000	17,773,278
Malaysia 1.0%					21,163,954
Government of Malaysia	3.733	06-15-28	MYR	11,880,000	2,973,241
Government of Malaysia	3.828	07-05-34	MYR	7,300,000	1,755,651
Government of Malaysia	3.844	04-15-33	MYR	14,961,000	3,678,337
Government of Malaysia	3.882	03-14-25	MYR	9,635,000	2,421,970
Government of Malaysia	3.899	11-16-27	MYR	16,709,000	4,230,986
Government of Malaysia	3.900	11-30-26	MYR	8,610,000	2,190,694
Government of Malaysia	4.059	09-30-24	MYR	15,500,000	3,913,075
Mexico 1.3%					28,304,255
Government of Mexico	5.750	03-05-26	MXN	113,380,000	5,475,592
Government of Mexico	6.750	03-09-23	MXN	105,030,000	5,322,935
Government of Mexico	7.500	06-03-27	MXN	202,360,000	10,449,792
Government of Mexico	7.750	05-29-31	MXN	134,460,000	7,055,936
New Zealand 0.4%					9,172,259
Dominion of New Zealand	5.500	04-15-23	NZD	12,130,000	9,172,259
Norway 1.0%					22,554,829
Kingdom of Norway (A)	1.375	08-19-30	NOK	31,485,000	3,655,478
Kingdom of Norway (A)	2.000	05-24-23	NOK	160,645,000	18,899,351
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	3

	Rate (%)	Maturity date		Par value^	Value
Philippines 0.5%					$11,489,250
Republic of the Philippines	0.875	05-17-27	EUR	5,500,000	6,646,944
Republic of the Philippines	6.250	01-14-36	PHP	202,000,000	4,842,306
Portugal 0.2%					4,120,726
Republic of Portugal (A)	0.700	10-15-27	EUR	3,290,000	4,120,726
Qatar 0.2%					3,650,113
State of Qatar (A)	4.817	03-14-49		2,795,000	3,650,113
Singapore 1.0%					21,574,750
Republic of Singapore	2.375	06-01-25	SGD	21,100,000	16,710,765
Republic of Singapore	3.375	09-01-33	SGD	5,470,000	4,863,985
Spain 0.4%					8,846,027
Kingdom of Spain (A)	0.250	07-30-24	EUR	3,615,000	4,363,102
Kingdom of Spain (A)	0.800	07-30-27	EUR	3,585,000	4,482,925
Sweden 0.3%					6,818,865
Kingdom of Sweden (A)	0.125	04-24-23	EUR	5,710,000	6,818,865
United Arab Emirates 0.4%					9,046,260
Government of Abu Dhabi (A)	1.700	03-02-31		3,980,000	3,910,350
Government of Abu Dhabi (A)	3.125	04-16-30		2,940,000	3,237,634
Government of Abu Dhabi (A)	3.875	04-16-50		1,625,000	1,898,276
United Kingdom 0.7%					16,400,408
Government of United Kingdom	0.500	07-22-22	GBP	11,885,000	16,400,408

Corporate bonds 55.0%					$1,223,658,155
(Cost $1,173,773,990)
Communication services 8.0%					177,857,834
Diversified telecommunication services 0.4%
Cellnex Telecom SA	1.875	06-26-29	EUR	1,400,000	1,692,299
GCI LLC (A)	4.750	10-15-28		5,445,000	5,710,444
Kenbourne Invest SA (A)	4.700	01-22-28		1,630,000	1,650,815
Entertainment 0.5%
Lions Gate Capital Holdings LLC (A)	5.500	04-15-29		4,520,000	4,615,146
Netflix, Inc.	4.375	11-15-26		2,985,000	3,376,781
Netflix, Inc.	4.875	04-15-28		3,455,000	4,038,031
Interactive media and services 0.3%
ANGI Group LLC (A)	3.875	08-15-28		2,820,000	2,770,650
Match Group Holdings II LLC (A)	4.125	08-01-30		2,690,000	2,817,775
Media 4.6%
Altice Financing SA (A)	5.000	01-15-28		4,640,000	4,636,288
Cable One, Inc. (A)	4.000	11-15-30		1,490,000	1,507,433
CCO Holdings LLC (A)	4.250	02-01-31		755,000	774,819
CCO Holdings LLC (A)	4.500	08-15-30		4,915,000	5,135,487
CCO Holdings LLC (A)	4.500	06-01-33		2,340,000	2,424,825
CCO Holdings LLC (A)	4.750	03-01-30		6,615,000	6,999,199
CCO Holdings LLC (A)	5.125	05-01-27		7,910,000	8,264,447
Charter Communications Operating LLC	2.800	04-01-31		2,985,000	3,058,485
Charter Communications Operating LLC	5.125	07-01-49		9,195,000	11,041,517
Charter Communications Operating LLC	5.750	04-01-48		5,180,000	6,662,505
Charter Communications Operating LLC	6.484	10-23-45		5,105,000	7,118,967
Globo Comunicacao e Participacoes SA (A)	4.875	01-22-30		3,410,000	3,488,464
LCPR Senior Secured Financing DAC (A)	5.125	07-15-29		3,535,000	3,658,725
News Corp. (A)	3.875	05-15-29		7,765,000	7,984,361
4	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Media (continued)
Sirius XM Radio, Inc. (A)	4.125	07-01-30		445,000	$455,553
Sirius XM Radio, Inc. (A)	5.000	08-01-27		8,390,000	8,799,013
Townsquare Media, Inc. (A)	6.875	02-01-26		2,795,000	2,962,700
Virgin Media Secured Finance PLC (A)	4.500	08-15-30		2,250,000	2,282,175
Virgin Media Secured Finance PLC (A)	5.500	05-15-29		5,844,000	6,260,385
VTR Comunicaciones SpA (A)	4.375	04-15-29		2,025,000	2,043,833
VTR Comunicaciones SpA (A)	5.125	01-15-28		1,908,000	1,993,860
VTR Finance NV (A)	6.375	07-15-28		2,435,000	2,584,753
WMG Acquisition Corp. (A)	3.000	02-15-31		1,545,000	1,521,825
Wireless telecommunication services 2.2%
Millicom International Cellular SA (A)	4.500	04-27-31		1,895,000	1,975,538
Millicom International Cellular SA (A)	6.250	03-25-29		1,575,000	1,728,563
Sprint Capital Corp.	8.750	03-15-32		3,855,000	5,903,624
Sprint Corp.	7.125	06-15-24		735,000	845,250
T-Mobile USA, Inc.	2.250	11-15-31		7,970,000	7,930,947
T-Mobile USA, Inc.	2.625	04-15-26		1,070,000	1,099,425
T-Mobile USA, Inc.	2.625	02-15-29		1,965,000	1,989,563
T-Mobile USA, Inc.	2.875	02-15-31		1,815,000	1,864,913
T-Mobile USA, Inc.	3.375	04-15-29		2,160,000	2,282,170
T-Mobile USA, Inc.	3.500	04-15-31		1,530,000	1,629,068
T-Mobile USA, Inc. (A)	3.500	04-15-31		2,070,000	2,204,033
T-Mobile USA, Inc.	4.750	02-01-28		740,000	790,098
VMED O2 UK Financing I PLC (A)	3.250	01-31-31	EUR	3,235,000	3,879,669
VMED O2 UK Financing I PLC (A)	4.250	01-31-31		15,365,000	15,403,413
Consumer discretionary 5.9%					130,710,660
Automobiles 1.3%
BMW Finance NV	1.000	11-14-24	EUR	1,495,000	1,834,219
Ford Motor Company	7.450	07-16-31		745,000	980,353
Ford Motor Credit Company LLC	2.748	06-14-24	GBP	1,490,000	2,084,390
Ford Motor Credit Company LLC	2.900	02-16-28		1,605,000	1,598,981
Ford Motor Credit Company LLC	2.979	08-03-22		1,650,000	1,671,038
Ford Motor Credit Company LLC	3.087	01-09-23		1,110,000	1,130,813
Ford Motor Credit Company LLC	3.350	11-01-22		2,280,000	2,330,160
Ford Motor Credit Company LLC	3.370	11-17-23		2,970,000	3,065,040
Ford Motor Credit Company LLC	3.625	06-17-31		5,870,000	6,046,100
Ford Motor Credit Company LLC	3.813	10-12-21		1,400,000	1,400,658
Ford Motor Credit Company LLC	4.000	11-13-30		1,145,000	1,207,975
Ford Motor Credit Company LLC	4.125	08-17-27		740,000	791,800
Ford Motor Credit Company LLC	4.250	09-20-22		1,245,000	1,280,794
Ford Motor Credit Company LLC	4.542	08-01-26		2,085,000	2,264,831
Hotels, restaurants and leisure 4.1%
Aramark Services, Inc. (A)	6.375	05-01-25		715,000	756,863
Boyd Gaming Corp. (A)	4.750	06-15-31		3,895,000	4,022,483
Carnival Corp. (A)	5.750	03-01-27		5,355,000	5,474,577
Expedia Group, Inc.	3.250	02-15-30		1,440,000	1,493,354
Hilton Domestic Operating Company, Inc. (A)	3.625	02-15-32		2,185,000	2,168,613
Hilton Domestic Operating Company, Inc.	4.875	01-15-30		1,300,000	1,397,500
Hilton Domestic Operating Company, Inc. (A)	5.375	05-01-25		1,715,000	1,799,224
Hilton Grand Vacations Borrower Escrow LLC (A)	5.000	06-01-29		2,745,000	2,779,313
Hyatt Hotels Corp.	5.750	04-23-30		3,416,000	4,100,700
International Game Technology PLC (A)	6.500	02-15-25		6,815,000	7,598,725
Life Time, Inc. (A)	5.750	01-15-26		5,495,000	5,632,375
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	5

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
MGM Resorts International	4.750	10-15-28		470,000	$493,500
New Red Finance, Inc. (A)	3.500	02-15-29		2,639,000	2,625,805
New Red Finance, Inc. (A)	3.875	01-15-28		1,833,000	1,855,913
New Red Finance, Inc. (A)	4.000	10-15-30		11,234,000	11,171,988
Premier Entertainment Sub LLC (A)	5.625	09-01-29		1,585,000	1,625,116
Premier Entertainment Sub LLC (A)(B)	5.875	09-01-31		2,380,000	2,439,500
Royal Caribbean Cruises, Ltd. (A)(B)	4.250	07-01-26		3,295,000	3,212,625
Royal Caribbean Cruises, Ltd. (A)	5.500	04-01-28		5,700,000	5,741,667
Travel + Leisure Company (A)	6.625	07-31-26		5,665,000	6,453,002
Yum! Brands, Inc.	3.625	03-15-31		9,300,000	9,554,169
Yum! Brands, Inc.	4.625	01-31-32		4,030,000	4,380,336
Yum! Brands, Inc. (A)	4.750	01-15-30		4,630,000	5,110,363
Household durables 0.0%
Newell Brands, Inc.	4.700	04-01-26		730,000	815,775
Internet and direct marketing retail 0.2%
MercadoLibre, Inc.	2.375	01-14-26		1,125,000	1,129,286
MercadoLibre, Inc. (B)	3.125	01-14-31		3,665,000	3,618,198
Specialty retail 0.3%
The Michaels Companies, Inc. (A)	5.250	05-01-28		5,430,000	5,572,538
Consumer staples 3.2%					70,763,173
Food products 2.9%
BRF SA (A)	4.875	01-24-30		810,000	836,908
JBS Finance Luxembourg Sarl (A)	3.625	01-15-32		4,805,000	4,972,262
JBS USA Food Company (A)	7.000	01-15-26		1,490,000	1,566,363
Kraft Heinz Foods Company	3.000	06-01-26		2,718,000	2,882,216
Kraft Heinz Foods Company	3.875	05-15-27		445,000	490,481
Kraft Heinz Foods Company	4.250	03-01-31		6,490,000	7,491,515
Kraft Heinz Foods Company	4.375	06-01-46		1,180,000	1,368,166
Kraft Heinz Foods Company	4.625	10-01-39		4,960,000	5,917,428
Kraft Heinz Foods Company	6.875	01-26-39		5,560,000	8,307,309
Kraft Heinz Foods Company (A)	7.125	08-01-39		750,000	1,138,426
MARB BondCo PLC (A)	3.950	01-29-31		4,410,000	4,301,624
NBM US Holdings, Inc. (A)	7.000	05-14-26		1,158,000	1,232,228
Post Holdings, Inc. (A)	4.500	09-15-31		6,580,000	6,637,575
Post Holdings, Inc. (A)	4.625	04-15-30		6,845,000	6,989,207
Post Holdings, Inc. (A)	5.500	12-15-29		1,050,000	1,124,813
Post Holdings, Inc. (A)	5.625	01-15-28		5,270,000	5,546,675
Post Holdings, Inc. (A)	5.750	03-01-27		3,850,000	4,029,795
Personal products 0.3%
Natura Cosmeticos SA (A)	4.125	05-03-28		3,645,000	3,741,593
Oriflame Investment Holding PLC (A)	5.125	05-04-26		2,135,000	2,188,589
Energy 7.7%					172,404,734
Oil, gas and consumable fuels 7.7%
Aker BP ASA (A)	3.750	01-15-30		3,615,000	3,908,609
Antero Resources Corp. (A)	5.375	03-01-30		3,730,000	3,795,014
Cenovus Energy, Inc.	3.500	02-07-28	CAD	2,280,000	1,907,491
Cenovus Energy, Inc.	5.250	06-15-37		886,000	1,057,591
Cenovus Energy, Inc.	5.400	06-15-47		3,483,000	4,289,964
Cenovus Energy, Inc.	6.750	11-15-39		9,635,000	13,010,686
Cheniere Energy Partners LP (A)	4.000	03-01-31		5,805,000	6,109,763
Cheniere Energy Partners LP	4.500	10-01-29		1,805,000	1,944,888
6	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Continental Resources, Inc. (A)	5.750	01-15-31		10,060,000	$12,260,625
Ecopetrol SA	5.375	06-26-26		1,115,000	1,229,845
Ecopetrol SA	5.875	05-28-45		1,130,000	1,211,648
Ecopetrol SA	6.875	04-29-30		2,250,000	2,711,858
Enbridge, Inc.	3.125	11-15-29		5,030,000	5,393,991
Enterprise Products Operating LLC	3.125	07-31-29		6,165,000	6,672,262
EQM Midstream Partners LP (A)	4.750	01-15-31		2,880,000	2,930,400
EQT Corp. (A)	3.125	05-15-26		890,000	914,475
EQT Corp. (A)	3.625	05-15-31		10,385,000	10,979,022
EQT Corp.	3.900	10-01-27		1,464,000	1,580,505
Inversiones Latin America Power Ltda (A)	5.125	06-15-33		2,765,000	2,758,088
Kinder Morgan, Inc.	2.000	02-15-31		3,385,000	3,301,757
MC Brazil Downstream Trading SARL (A)	7.250	06-30-31		4,570,000	4,755,999
Medco Bell Pte, Ltd. (A)	6.375	01-30-27		760,000	772,798
Medco Oak Tree Pte, Ltd. (A)	7.375	05-14-26		2,275,000	2,448,469
Occidental Petroleum Corp.	3.200	08-15-26		698,000	719,973
Occidental Petroleum Corp.	3.400	04-15-26		3,255,000	3,344,513
Occidental Petroleum Corp.	6.125	01-01-31		3,520,000	4,256,384
Occidental Petroleum Corp.	6.625	09-01-30		5,275,000	6,580,563
Occidental Petroleum Corp.	7.500	05-01-31		1,545,000	2,021,524
Ovintiv, Inc.	6.500	08-15-34		3,400,000	4,518,963
Ovintiv, Inc.	6.500	02-01-38		730,000	1,008,615
Pertamina Persero PT (A)	3.100	01-21-30		1,000,000	1,043,999
Pertamina Persero PT (A)	3.650	07-30-29		1,085,000	1,181,506
Petrobras Global Finance BV	6.900	03-19-49		5,630,000	6,679,995
Petrorio Luxembourg Sarl (A)	6.125	06-09-26		2,400,000	2,462,400
Qatar Petroleum (A)	2.250	07-12-31		1,775,000	1,789,846
Qatar Petroleum (A)	3.300	07-12-51		1,405,000	1,451,084
Saudi Arabian Oil Company (A)	2.250	11-24-30		1,780,000	1,766,807
Saudi Arabian Oil Company (A)	3.500	04-16-29		3,655,000	3,975,924
Saudi Arabian Oil Company (A)	4.250	04-16-39		3,820,000	4,385,047
Saudi Arabian Oil Company (A)	4.375	04-16-49		2,930,000	3,423,353
Southwestern Energy Company	6.450	01-23-25		296,000	322,607
Targa Resources Partners LP (A)	4.000	01-15-32		2,375,000	2,487,409
The Williams Companies, Inc.	3.500	11-15-30		575,000	631,071
The Williams Companies, Inc.	3.750	06-15-27		8,600,000	9,553,196
TransCanada PipeLines, Ltd.	4.100	04-15-30		6,900,000	7,900,952
Transcontinental Gas Pipe Line Company LLC	3.250	05-15-30		585,000	633,303
Western Midstream Operating LP	5.300	02-01-30		3,855,000	4,319,952
Financials 9.4%					209,087,394
Banks 5.8%
Banco Actinver SA (A)	4.800	12-18-32		775,000	612,250
Banco Actinver SA (A)	9.500	12-18-32	MXN	44,200,000	1,606,552
Banco Santander SA (4.750% to 11-12-26, then 5 Year CMT + 3.753%) (C)	4.750	11-12-26		3,600,000	3,683,160
Bank of America Corp. (2.592% to 4-29-30, then SOFR + 2.150%)	2.592	04-29-31		3,335,000	3,452,480
Bank of Montreal (3 month CDOR + 0.190%) (D)	0.628	02-01-23	CAD	5,825,000	4,636,592
Barclays PLC (4.375% to 3-15-28, then 5 Year CMT + 3.410%) (C)	4.375	03-15-28		2,490,000	2,521,872
BNG Bank NV	0.250	06-07-24	EUR	1,950,000	2,350,937
BNP Paribas SA (4.500% to 2-25-30, then 5 Year CMT + 2.944%) (A)(C)	4.500	02-25-30		3,665,000	3,720,488
BNP Paribas SA (4.625% to 2-25-31, then 5 Year CMT + 3.340%) (A)(B)(C)	4.625	02-25-31		6,570,000	6,833,720
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	7

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
Credit Agricole SA (6.875% to 9-23-24, then 5 Year U.S. Swap Rate + 4.319%) (A)(B)(C)	6.875	09-23-24		754,000	$839,768
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (A)(C)	7.875	01-23-24		3,440,000	3,865,700
European Investment Bank (SONIA + 0.350%) (D)	0.399	06-29-23	GBP	2,080,000	2,872,694
European Investment Bank	1.500	05-12-22	NOK	36,770,000	4,255,225
European Investment Bank	1.750	03-13-25	NOK	6,900,000	808,055
First Horizon Bank	5.750	05-01-30		1,668,000	2,065,732
ING Groep NV (5.750% to 11-16-26, then 5 Year CMT + 4.342%) (C)	5.750	11-16-26		4,266,000	4,697,933
International Bank for Reconstruction & Development	0.750	12-07-21	GBP	1,925,000	2,650,863
International Bank for Reconstruction & Development	1.900	01-16-25	CAD	5,120,000	4,199,240
International Bank for Reconstruction & Development	2.500	01-24-24	NZD	3,951,000	2,854,881
International Bank for Reconstruction & Development	4.625	10-06-21	NZD	2,650,000	1,874,771
International Bank for Reconstruction & Development	6.750	02-04-24	BRL	3,200,000	598,833
Intesa Sanpaolo SpA (A)	4.198	06-01-32		3,444,000	3,544,871
Intesa Sanpaolo SpA (7.700% to 9-17-25, then 5 Year U.S. Swap Rate + 5.462%) (A)(C)	7.700	09-17-25		953,000	1,087,888
JPMorgan Chase & Co.	2.750	08-24-22	EUR	2,195,000	2,672,995
KfW, Zero Coupon	0.000	09-15-23	EUR	1,675,000	2,003,352
KfW	0.375	03-15-23	EUR	2,525,000	3,027,842
KfW	1.250	08-28-23	NOK	21,200,000	2,452,780
Lloyds Banking Group PLC (7.500% to 9-27-25, then 5 Year U.S. Swap Rate + 4.496%) (C)	7.500	09-27-25		4,117,000	4,763,182
NatWest Group PLC (4.600% to 6-28-31, then 5 Year CMT + 3.100%) (C)	4.600	06-28-31		2,000,000	2,035,000
NatWest Group PLC (6.000% to 12-29-25, then 5 Year CMT + 5.625%) (C)	6.000	12-29-25		3,855,000	4,316,251
Nordea Eiendomskreditt AS (3 month NIBOR + 0.300%) (D)	0.720	06-21-23	NOK	28,000,000	3,236,429
Nordea Eiendomskreditt AS (3 month NIBOR + 0.340%) (D)	0.760	06-19-24	NOK	31,000,000	3,589,357
Nordic Investment Bank	1.500	01-24-22	NOK	4,000,000	461,964
Nordic Investment Bank	1.875	04-10-24	NOK	14,710,000	1,725,119
QNB Finance, Ltd.	3.500	03-28-24		1,285,000	1,366,157
Societe Generale SA (4.750% to 5-26-26, then 5 Year CMT + 3.931%) (A)(C)	4.750	05-26-26		1,655,000	1,716,036
Societe Generale SA (6.750% to 4-6-28, then 5 Year U.S. Swap Rate + 3.929%) (A)(C)	6.750	04-06-28		1,865,000	2,120,281
Societe Generale SA (8.000% to 9-29-25, then 5 Year ICE Swap Rate + 5.873%) (A)(C)	8.000	09-29-25		2,275,000	2,687,571
U.S. Bancorp	0.850	06-07-24	EUR	9,600,000	11,655,589
U.S. Bancorp	1.375	07-22-30		2,090,000	2,023,487
UniCredit SpA (5.459% to 6-30-30, then 5 Year CMT + 4.750%) (A)	5.459	06-30-35		4,305,000	4,757,935
UniCredit SpA (8.000% to 6-3-24, then 5 Year U.S. Swap Rate + 5.180%) (C)	8.000	06-03-24		1,541,000	1,702,805
Wells Fargo & Company	3.250	04-27-22	AUD	5,040,000	3,760,217
Capital markets 2.2%
Credit Suisse Group AG (4.500% to 9-3-30, then 5 Year CMT + 3.554%) (A)(C)	4.500	09-03-30		3,345,000	3,315,731
Credit Suisse Group AG (5.100% to 1-24-30, then 5 Year CMT + 3.293%) (A)(B)(C)	5.100	01-24-30		1,750,000	1,800,575
Credit Suisse Group AG (6.375% to 8-21-26, then 5 Year CMT + 4.822%) (A)(C)	6.375	08-21-26		3,875,000	4,279,473
Deutsche Bank AG (6.000% to 10-30-25, then 5 Year CMT + 4.524%) (C)	6.000	10-30-25		3,600,000	3,753,000
MSCI, Inc. (A)	3.250	08-15-33		1,875,000	1,933,594
MSCI, Inc. (A)	3.625	09-01-30		8,800,000	9,270,360
MSCI, Inc. (A)	3.625	11-01-31		3,892,000	4,130,190
8	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Capital markets (continued)
MSCI, Inc. (A)	3.875	02-15-31		4,820,000	$5,145,350
The Goldman Sachs Group, Inc.	1.375	05-15-24	EUR	2,552,000	3,089,669
The Goldman Sachs Group, Inc.	2.000	11-01-28	EUR	684,000	896,896
The Goldman Sachs Group, Inc.	3.375	03-27-25	EUR	1,551,000	2,048,706
UBS Group AG (3.875% to 6-2-26, then 5 Year CMT + 3.098%) (A)(C)	3.875	06-02-26		2,590,000	2,620,847
UBS Group AG (4.375% to 2-10-31, then 5 Year CMT + 3.313%) (A)(C)	4.375	02-10-31		4,496,000	4,602,780
UBS Group AG (5.125% to 7-29-26, then 5 Year CMT + 4.855%) (C)	5.125	07-29-26		2,116,000	2,311,730
Consumer finance 0.0%
Capital One Financial Corp.	0.800	06-12-24	EUR	580,000	699,247
Diversified financial services 0.9%
Berkshire Hathaway Finance Corp.	2.375	06-19-39	GBP	2,250,000	3,391,071
Berkshire Hathaway, Inc., Zero Coupon	0.000	03-12-25	EUR	3,780,000	4,485,855
European Financial Stability Facility	0.500	01-20-23	EUR	2,060,000	2,470,286
Mexico Remittances Funding Fiduciary Estate Management Sarl (A)	4.875	01-15-28		2,875,000	2,831,875
Swiss Insured Brazil Power Finance Sarl (A)	9.850	07-16-32	BRL	32,908,953	6,396,205
Insurance 0.5%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%)	8.175	05-15-58		7,990,000	11,905,100
Health care 3.8%					84,185,118
Health care equipment and supplies 0.4%
Becton Dickinson Euro Finance Sarl	1.208	06-04-26	EUR	2,800,000	3,463,228
Boston Scientific Corp.	0.625	12-01-27	EUR	4,250,000	5,131,075
Health care providers and services 2.7%
Centene Corp.	2.500	03-01-31		4,160,000	4,149,267
Centene Corp.	3.000	10-15-30		7,975,000	8,265,848
Centene Corp.	3.375	02-15-30		8,940,000	9,342,300
Centene Corp.	4.625	12-15-29		1,170,000	1,283,361
HCA, Inc.	3.500	09-01-30		15,955,000	17,120,353
HCA, Inc.	4.125	06-15-29		8,880,000	10,046,561
HCA, Inc.	5.375	02-01-25		7,048,000	7,937,810
Rede D’or Finance Sarl (A)	4.500	01-22-30		1,336,000	1,362,720
Rede D’or Finance Sarl (A)	4.950	01-17-28		426,000	454,159
Life sciences tools and services 0.4%
Thermo Fisher Scientific, Inc.	0.500	03-01-28	EUR	2,130,000	2,562,825
Thermo Fisher Scientific, Inc.	0.750	09-12-24	EUR	1,699,000	2,058,769
Thermo Fisher Scientific, Inc.	1.375	09-12-28	EUR	1,595,000	2,018,398
Thermo Fisher Scientific, Inc.	1.400	01-23-26	EUR	2,566,000	3,211,842
Pharmaceuticals 0.3%
Allergan Funding SCS	1.250	06-01-24	EUR	1,870,000	2,228,129
Allergan Funding SCS	2.625	11-15-28	EUR	1,145,000	1,475,890
Bausch Health Companies, Inc. (A)(B)	5.250	02-15-31		1,100,000	1,025,970
Jazz Securities DAC (A)	4.375	01-15-29		1,010,000	1,046,613
Industrials 6.2%					137,441,443
Aerospace and defense 1.1%
Airbus SE	1.625	06-09-30	EUR	1,135,000	1,471,601
DAE Funding LLC (A)	3.375	03-20-28		2,895,000	2,993,540
Spirit AeroSystems, Inc. (A)	7.500	04-15-25		760,000	804,650
The Boeing Company	5.040	05-01-27		4,165,000	4,801,578
The Boeing Company	5.150	05-01-30		11,510,000	13,618,216
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	9

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Air freight and logistics 0.2%
Simpar Europe SA (A)	5.200	01-26-31		1,400,000	$1,436,288
Simpar Finance Sarl (A)	10.750	02-12-28	BRL	13,825,000	2,378,976
Airlines 2.8%
American Airlines, Inc. (A)	5.500	04-20-26		4,460,000	4,700,840
American Airlines, Inc. (A)	5.750	04-20-29		3,630,000	3,919,910
Delta Air Lines 2020-1 Class A Pass Through Trust	2.500	06-10-28		1,887,505	1,915,950
Delta Air Lines, Inc.	2.900	10-28-24		5,360,000	5,462,650
Delta Air Lines, Inc.	4.375	04-19-28		2,580,000	2,754,296
Delta Air Lines, Inc. (A)	4.500	10-20-25		1,415,000	1,517,588
Delta Air Lines, Inc. (A)	4.750	10-20-28		19,028,000	21,216,154
Delta Air Lines, Inc. (A)	7.000	05-01-25		2,489,000	2,911,681
Delta Air Lines, Inc.	7.375	01-15-26		2,535,000	2,984,462
Mileage Plus Holdings LLC (A)	6.500	06-20-27		3,790,000	4,117,267
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27		4,864,606	5,411,457
United Airlines, Inc. (A)	4.375	04-15-26		2,170,000	2,251,158
United Airlines, Inc. (A)	4.625	04-15-29		2,940,000	3,050,250
Building products 0.2%
Johnson Controls International PLC	0.375	09-15-27	EUR	1,080,000	1,288,313
Owens Corning	3.950	08-15-29		1,980,000	2,247,572
Commercial services and supplies 0.2%
GFL Environmental, Inc. (A)	4.750	06-15-29		3,585,000	3,683,588
Prime Security Services Borrower LLC (A)	3.375	08-31-27		470,000	453,529
Construction and engineering 0.1%
AECOM	5.125	03-15-27		3,078,000	3,438,064
Professional services 0.1%
CoStar Group, Inc. (A)	2.800	07-15-30		2,305,000	2,367,824
Road and rail 0.5%
Indian Railway Finance Corp., Ltd. (A)	3.249	02-13-30		2,545,000	2,609,165
Movida Europe SA (A)	5.250	02-08-31		1,085,000	1,102,035
Uber Technologies, Inc. (A)	7.500	05-15-25		725,000	773,031
Uber Technologies, Inc. (A)	8.000	11-01-26		5,492,000	5,848,980
Trading companies and distributors 0.8%
United Rentals North America, Inc.	3.875	02-15-31		6,810,000	7,048,963
United Rentals North America, Inc.	4.000	07-15-30		2,620,000	2,744,450
United Rentals North America, Inc.	4.875	01-15-28		5,175,000	5,485,500
United Rentals North America, Inc.	5.500	05-15-27		2,925,000	3,085,319
Transportation infrastructure 0.2%
Adani Ports & Special Economic Zone, Ltd. (A)	4.000	07-30-27		3,645,000	3,843,425
Adani Ports & Special Economic Zone, Ltd. (A)	4.200	08-04-27		1,605,000	1,703,173
Information technology 2.1%					45,647,523
IT services 1.1%
Fidelity National Information Services, Inc.	1.500	05-21-27	EUR	2,980,000	3,758,572
Fiserv, Inc.	1.125	07-01-27	EUR	1,100,000	1,366,085
Gartner, Inc. (A)	3.750	10-01-30		6,885,000	7,204,464
Rackspace Technology Global, Inc. (A)	3.500	02-15-28		4,310,000	4,137,600
Square, Inc. (A)	3.500	06-01-31		1,480,000	1,539,200
Twilio, Inc.	3.625	03-15-29		2,135,000	2,203,747
Twilio, Inc.	3.875	03-15-31		2,870,000	2,999,150
Semiconductors and semiconductor equipment 0.1%
SK Hynix, Inc. (A)	1.500	01-19-26		2,185,000	2,174,353
10	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
Software 0.1%
j2 Global, Inc. (A)	4.625	10-15-30		1,485,000	$1,572,481
Technology hardware, storage and peripherals 0.8%
Apple, Inc., Zero Coupon	0.000	11-15-25	EUR	2,350,000	2,802,758
Apple, Inc.	0.875	05-24-25	EUR	3,215,000	3,948,185
Atento Luxco 1 SA (A)	8.000	02-10-26		2,199,000	2,419,560
CDW LLC	4.125	05-01-25		1,550,000	1,612,000
CDW LLC	4.250	04-01-28		2,675,000	2,802,063
Dell International LLC	8.350	07-15-46		3,112,000	5,107,305
Materials 5.6%					125,777,735
Chemicals 0.8%
Braskem Netherlands Finance BV (A)	4.500	01-10-28		2,328,000	2,525,182
Braskem Netherlands Finance BV (A)	5.875	01-31-50		2,675,000	3,092,969
Ecolab, Inc.	1.000	01-15-24	EUR	2,705,000	3,276,733
FS Luxembourg Sarl (A)	10.000	12-15-25		2,845,000	3,200,653
SCIH Salt Holdings, Inc. (A)	4.875	05-01-28		6,475,000	6,522,268
Construction materials 0.4%
Cemex SAB de CV (A)	3.875	07-11-31		3,470,000	3,569,797
St. Mary’s Cement, Inc. (A)	5.750	01-28-27		3,160,000	3,683,185
Standard Industries, Inc. (A)	3.375	01-15-31		1,135,000	1,093,856
Containers and packaging 2.3%
Ardagh Metal Packaging Finance USA LLC (A)	3.000	09-01-29	EUR	1,495,000	1,769,209
Ardagh Metal Packaging Finance USA LLC (A)	3.250	09-01-28		4,345,000	4,377,588
Ardagh Metal Packaging Finance USA LLC (A)	4.000	09-01-29		9,830,000	10,019,228
Avery Dennison Corp.	1.250	03-03-25	EUR	2,100,000	2,587,101
Ball Corp.	2.875	08-15-30		2,240,000	2,245,600
Ball Corp.	4.875	03-15-26		5,925,000	6,650,813
Ball Corp.	5.250	07-01-25		6,440,000	7,277,200
Berry Global, Inc. (A)	5.625	07-15-27		3,790,000	3,988,975
Crown Americas LLC	4.250	09-30-26		400,000	431,000
Crown Americas LLC	4.500	01-15-23		2,729,000	2,859,856
Crown Cork & Seal Company, Inc.	7.375	12-15-26		2,858,000	3,529,630
Reynolds Group Issuer, Inc. (A)	4.000	10-15-27		5,610,000	5,607,812
Metals and mining 2.1%
ArcelorMittal SA	4.550	03-11-26		440,000	498,335
ArcelorMittal SA	6.750	03-01-41		2,220,000	3,171,203
ArcelorMittal SA	7.000	10-15-39		560,000	805,000
Cleveland-Cliffs, Inc. (A)	4.875	03-01-31		3,640,000	3,913,000
Cleveland-Cliffs, Inc. (A)	6.750	03-15-26		1,695,000	1,817,888
FMG Resources August 2006 Pty, Ltd. (A)	4.375	04-01-31		19,070,000	20,553,074
Freeport-McMoRan, Inc.	4.125	03-01-28		635,000	665,163
Freeport-McMoRan, Inc.	4.625	08-01-30		4,475,000	4,933,688
Freeport-McMoRan, Inc.	5.450	03-15-43		8,690,000	11,111,729
Real estate 1.5%					33,273,812
Equity real estate investment trusts 1.5%
American Tower Corp.	0.500	01-15-28	EUR	2,035,000	2,408,812
American Tower Corp.	1.950	05-22-26	EUR	1,450,000	1,849,950
Crown Castle International Corp.	2.250	01-15-31		660,000	654,874
CyrusOne LP	3.450	11-15-29		5,520,000	5,798,804
Host Hotels & Resorts LP	3.375	12-15-29		970,000	1,009,602
Host Hotels & Resorts LP	3.500	09-15-30		975,000	1,027,038
SBA Communications Corp. (A)	3.125	02-01-29		4,325,000	4,249,313
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	11

	Rate (%)	Maturity date		Par value^	Value
Real estate (continued)
Equity real estate investment trusts (continued)
SBA Communications Corp.	3.875	02-15-27		10,610,000	$11,026,761
SBA Communications Corp.	4.875	09-01-24		48,000	48,720
VICI Properties LP (A)	4.125	08-15-30		3,450,000	3,682,875
VICI Properties LP (A)	4.625	12-01-29		1,395,000	1,517,063
Utilities 1.6%					36,508,729
Electric utilities 0.9%
EDP Finance BV	0.375	09-16-26	EUR	545,000	653,633
FirstEnergy Corp.	4.400	07-15-27		4,060,000	4,556,984
FirstEnergy Corp.	7.375	11-15-31		7,070,000	9,874,175
Israel Electric Corp., Ltd. (A)	6.875	06-21-23		1,415,000	1,564,942
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (A)	5.450	05-21-28		2,840,000	3,337,000
Independent power and renewable electricity producers 0.6%
Adani Green Energy UP, Ltd. (A)	6.250	12-10-24		1,715,000	1,867,464
DPL, Inc.	4.125	07-01-25		5,515,000	5,903,808
Greenko Dutch BV (A)	3.850	03-29-26		2,860,000	2,921,147
Greenko Solar Mauritius, Ltd. (A)	5.550	01-29-25		1,660,000	1,699,659
The AES Corp. (A)	3.950	07-15-30		725,000	808,303
Multi-utilities 0.1%
E.ON SE	0.375	09-29-27	EUR	1,360,000	1,636,336

Engie SA	0.375	06-21-27	EUR	1,400,000	1,685,278
Convertible bonds 2.2%					$50,188,595
(Cost $49,965,096)
Communication services 0.7%					15,798,699
Media 0.7%
DISH Network Corp.	3.375	08-15-26		2,760,000	2,878,967
Liberty Broadband Corp. (A)	1.250	09-30-50		5,530,000	5,844,668
Liberty Broadband Corp. (A)	2.750	09-30-50		4,005,000	4,442,458
Liberty Media Corp. (A)	0.500	12-01-50		2,275,000	2,632,606
Consumer discretionary 0.3%					5,921,124
Household durables 0.1%
Sony Group Corp., Zero Coupon	0.000	09-30-22	JPY	81,000,000	1,682,730
Specialty retail 0.2%
Burlington Stores, Inc.	2.250	04-15-25		2,820,000	4,238,394
Energy 0.2%					5,308,074
Oil, gas and consumable fuels 0.2%
BP Capital Markets PLC	1.000	04-28-23	GBP	3,800,000	5,308,074
Industrials 1.0%					23,160,698
Airlines 0.8%
Air Canada	4.000	07-01-25		2,300,000	3,439,203
American Airlines Group, Inc.	6.500	07-01-25		6,240,000	9,336,912
Southwest Airlines Company	1.250	05-01-25		4,210,000	6,136,075
Road and rail 0.2%

Uber Technologies, Inc. (A)(E)	1.613	12-15-25		4,555,000	4,248,508
12	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value

Capital preferred securities 0.2%				$5,330,424
(Cost $4,682,401)
Financials 0.2%				5,330,424
Banks 0.2%

USB Capital IX (Greater of 3 month LIBOR + 1.020% or 3.500%) (C)(D)	3.500	10-01-21	5,368,000	5,330,424
Term loans (F) 6.0%				$133,984,722
(Cost $134,259,565)
Communication services 0.8%				17,432,970
Media 0.6%
AP Core Holdings II LLC, Term Loan B (G)	TBD	07-21-27	2,375,000	2,351,250
AP Core Holdings II LLC, Term Loan B (G)	TBD	07-21-27	3,435,000	3,402,093
Cengage Learning, Inc., 2021 Term Loan B (3 month LIBOR + 4.750%)	5.750	06-29-26	2,525,000	2,530,606
Univision Communications, Inc., 2021 First Lien Term Loan B (1 month LIBOR + 3.250%)	4.000	03-15-26	5,435,000	5,417,173
Wireless telecommunication services 0.2%
SBA Senior Finance II LLC, Term Loan B (G)	TBD	04-11-25	3,770,000	3,731,848
Consumer discretionary 1.5%				33,019,847
Diversified consumer services 0.2%
APX Group, Inc., 2021 Term Loan B (1 month LIBOR + 3.500%)	4.000	07-10-28	1,740,000	1,733,475
Whatabrands LLC, 2021 Term Loan B (1 month LIBOR + 3.250%)	3.750	07-12-28	3,126,000	3,115,247
Hotels, restaurants and leisure 1.3%
Aramark Services, Inc., 2018 Term Loan B3 (1 month LIBOR + 1.750%)	1.835	03-11-25	4,845,000	4,748,100
Bally’s Corp., 2021 Term Loan B (G)	TBD	08-06-28	2,420,000	2,414,386
Hilton Grand Vacations Borrower LLC, 2021 Term Loan B (1 month LIBOR + 3.000%)	3.500	08-02-28	1,975,000	1,970,556
Hilton Worldwide Finance LLC, 2019 Term Loan B (G)	TBD	06-22-26	860,000	850,239
KFC Holding Company, 2021 Term Loan B (1 month LIBOR + 1.750%)	1.839	03-15-28	7,239,425	7,225,236
Marriott Ownership Resorts, Inc., 2019 Term Loan B (1 month LIBOR + 1.750%)	1.835	08-29-25	3,655,000	3,572,763
New Red Finance, Inc., Term Loan B4 (1 month LIBOR + 1.750%)	1.835	11-19-26	7,524,687	7,389,845
Energy 0.3%				7,534,669
Oil, gas and consumable fuels 0.3%
Pilot Travel Centers LLC, 2021 Term Loan B (G)	TBD	07-28-28	7,590,000	7,534,669
Financials 0.2%				5,286,595
Insurance 0.2%
Asurion LLC, 2021 Second Lien Term Loan B4 (1 month LIBOR + 5.250%)	5.335	01-20-29	3,065,000	3,047,775
Asurion LLC, 2021 Term Loan B9 (1 month LIBOR + 3.250%)	3.335	07-31-27	2,285,000	2,238,820
Health care 0.9%				20,432,976
Life sciences tools and services 0.3%
ICON Luxembourg Sarl, LUX Term Loan (3 month LIBOR + 2.500%)	3.000	07-03-28	6,348,630	6,342,027
Indigo Merger Sub, Inc., US Term Loan (G)	TBD	07-03-28	1,266,300	1,264,983
Pharmaceuticals 0.6%
Jazz Financing Lux Sarl, USD Term Loan (1 month LIBOR + 3.500%)	4.000	05-05-28	5,820,000	5,820,000
Organon & Company, USD Term Loan (3 month LIBOR + 3.000%)	3.500	06-02-28	3,529,000	3,539,305
Padagis LLC, Term Loan B (3 month LIBOR + 4.750%)	5.250	07-06-28	3,471,000	3,466,661
Industrials 1.4%				31,200,778
Air freight and logistics 0.0%
Worldwide Express, Inc., 2021 1st Lien Term Loan (2 month LIBOR + 4.250%)	5.000	07-26-28	1,510,000	1,508,581
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	13

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Airlines 0.6%
Air Canada, 2021 Term Loan B (3 month LIBOR + 3.500%)	4.250	08-11-28	5,235,000	$5,226,572
United Airlines, Inc., 2021 Term Loan B (3 month LIBOR + 3.750%)	4.500	04-21-28	7,515,775	7,523,441
Building products 0.1%
JELD-WEN, Inc., 2021 Term Loan B (3 month LIBOR + 2.250%)	2.381	07-14-28	1,615,000	1,612,578
Commercial services and supplies 0.2%
Herman Miller, Inc., Term Loan B (1 month LIBOR + 2.000%)	2.063	07-19-28	3,970,000	3,955,113
Construction and engineering 0.2%
AECOM, 2021 Term Loan B (1 month LIBOR + 1.750%)	1.835	04-13-28	5,013,000	5,004,227
Machinery 0.1%
Brown Group Holding LLC, Term Loan B (3 month LIBOR + 2.750%)	3.250	06-07-28	2,446,198	2,432,940
Road and rail 0.2%
The Hertz Corp., 2021 Term Loan B (G)	TBD	06-30-28	3,327,900	3,312,459
The Hertz Corp., 2021 Term Loan C (G)	TBD	06-30-28	627,780	624,867
Information technology 0.7%				14,848,973
IT services 0.1%
Sabre GLBL, Inc., 2021 Term Loan B1 (1 month LIBOR + 3.500%)	4.000	12-17-27	726,990	721,356
Sabre GLBL, Inc., 2021 Term Loan B2 (1 month LIBOR + 3.500%)	4.000	12-17-27	1,158,880	1,149,899
Technology hardware, storage and peripherals 0.6%
Dell International LLC, 2021 Term Loan B (1 month LIBOR + 1.750%)	2.000	09-19-25	12,983,690	12,977,718
Materials 0.2%				4,227,914
Chemicals 0.2%

SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B (3 month LIBOR + 4.000%)	4.750	03-16-27	4,223,395	4,227,914
Collateralized mortgage obligations 1.4%				$29,917,446
(Cost $29,115,130)
Commercial and residential 1.4%				29,917,446
Arroyo Mortgage Trust
Series 2019-1, Class A1 (A)(H)	3.805	01-25-49	1,975,082	2,010,554
BAMLL Commercial Mortgage Securities Trust
Series 2018-DSNY, Class A (1 month LIBOR + 0.850%) (A)(D)	0.956	09-15-34	5,940,000	5,940,075
BX Commercial Mortgage Trust
Series 2018-BIOA, Class D (1 month LIBOR + 1.321%) (A)(D)	1.427	03-15-37	2,625,000	2,628,196
Series 2019-XL, Class A (1 month LIBOR + 0.920%) (A)(D)	1.026	10-15-36	7,396,012	7,407,880
Century Plaza Towers
Series 2019-CPT, Class A (A)	2.865	11-13-39	5,760,000	6,173,782
CSMC Trust
Series 2019-NQM1, Class A1 (A)	2.656	10-25-59	938,885	952,280
DBCG Mortgage Trust
Series 2017-BBG, Class A (1 month LIBOR + 0.700%) (A)(D)	0.806	06-15-34	3,585,000	3,585,000
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (A)	0.350	05-19-47	12,623,947	131,942
Series 2007-4, Class ES IO	0.350	07-19-47	13,369,991	179,155
Series 2007-6, Class ES IO (A)	0.343	08-19-37	13,092,301	186,430
New Residential Mortgage Loan Trust
Series 2017-5A, Class A1 (1 month LIBOR + 1.500%) (A)(D)	1.609	06-25-57	717,581	722,152
Asset backed securities 1.2%				$27,089,946
(Cost $26,132,300)
Asset backed securities 1.2%				27,089,946
DB Master Finance LLC
Series 2017-1A, Class A2II (A)	4.030	11-20-47	1,901,050	2,017,660
Series 2019-1A, Class A2I (A)	3.787	05-20-49	3,307,500	3,330,917
Series 2019-1A, Class A2II (A)	4.021	05-20-49	1,783,600	1,872,994
14	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Domino’s Pizza Master Issuer LLC
Series 2015-1A, Class A2II (A)	4.474	10-25-45	3,681,413	$3,839,676
FirstKey Homes Trust
Series 2020-SFR2, Class A (A)	1.266	10-19-37	1,531,612	1,533,598
Home Partners of America Trust
Series 2018-1, Class A (1 month LIBOR + 0.900%) (A)(D)	1.008	07-17-37	1,475,306	1,478,484
MVW Owner Trust
Series 2018-1A, Class A (A)	3.450	01-21-36	865,969	897,193
Taco Bell Funding LLC
Series 2016-1A, Class A23 (A)	4.970	05-25-46	6,415,250	6,898,703
Towd Point Mortgage Trust
Series 2017-2, Class A1 (A)(H)	2.750	04-25-57	566,817	574,041
Series 2017-3, Class A1 (A)(H)	2.750	07-25-57	946,127	959,454
Westlake Automobile Receivables Trust
Series 2019-2A, Class C (A)	2.840	07-15-24	3,650,000	3,687,226

	Shares	Value
Common stocks 0.7%		$15,573,369
(Cost $19,098,604)
Communication services 0.0%		0
Media 0.0%
Vertis Holdings, Inc. (I)(J)	300,118	0
Utilities 0.7%		15,573,369
Multi-utilities 0.7%
Algonquin Power & Utilities Corp.	120,350	6,077,675

Dominion Energy, Inc.	94,900	9,495,694
Preferred securities 3.7%		$82,138,718
(Cost $75,069,297)
Communication services 0.1%		2,363,778
Media 0.1%
2020 Cash Mandatory Exchangeable Trust, 5.250% (A)	1,985	2,363,778
Financials 0.9%		20,176,136
Banks 0.7%
U.S. Bancorp, 5.500%	135,700	3,752,105
U.S. Bancorp (Greater of 3 month LIBOR + 1.020% or 3.500%), 3.500% (D)	8,257	7,931,261
Wells Fargo & Company (5.850% to 9-15-23, then 3 month LIBOR + 3.090%)	165,630	4,440,540
Capital markets 0.2%
Stifel Financial Corp., 4.500%	158,600	4,052,230
Health care 0.3%		7,490,378
Health care equipment and supplies 0.3%
Becton, Dickinson and Company, 6.000% (B)	44,500	2,431,925
Danaher Corp., 4.750%	2,330	5,058,453
Industrials 0.3%		5,378,210
Machinery 0.3%
Stanley Black & Decker, Inc., 5.250% (B)	47,000	5,378,210
Information technology 0.3%		7,306,835
IT services 0.1%
Sabre Corp., 6.500%	11,000	1,593,570
Semiconductors and semiconductor equipment 0.2%
Broadcom, Inc., 8.000%	3,620	5,713,265
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	15

	Shares	Value
Utilities 1.8%		$39,423,381
Electric utilities 1.5%
American Electric Power Company, Inc., 6.125%	90,700	4,774,448
NextEra Energy, Inc., 4.872%	151,550	9,359,728
NextEra Energy, Inc., 5.279%	143,200	7,631,128
NextEra Energy, Inc., 6.219%	76,450	4,118,362
The Southern Company, 6.750%	149,300	7,884,533
Multi-utilities 0.3%
DTE Energy Company, 6.250%	109,300	5,655,182

	Yield (%)	Shares	Value
Short-term investments 4.6%			$101,747,353
(Cost $101,747,674)
Short-term funds 0.5%			10,133,353
John Hancock Collateral Trust (K)	0.0356(L)	1,012,616	10,133,353

	Par value^	Value
Repurchase agreement 4.1%		91,614,000
Barclays Tri-Party Repurchase Agreement dated 8-31-21 at 0.050% to be repurchased at $28,688,040 on 9-1-21, collateralized by $21,491,800 U.S. Treasury Bonds, 3.750% due 11-15-43 (valued at $29,261,869)	28,688,000	28,688,000
Repurchase Agreement with State Street Corp. dated 8-31-21 at 0.000% to be repurchased at $62,926,000 on 9-1-21, collateralized by $64,285,000 U.S. Treasury Notes, 0.125% due 8-31-23 (valued at $64,184,587)	62,926,000	62,926,000

Total investments (Cost $2,174,824,265) 100.5%	$2,237,516,624
Other assets and liabilities, net (0.5%)	(11,328,292)
Total net assets 100.0%	$2,226,188,332

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
Security Abbreviations and Legend
CDOR	Canadian Dollar Offered Rate
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
16	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $744,905,456 or 33.5% of the fund’s net assets as of 8-31-21.
(B)	All or a portion of this security is on loan as of 8-31-21. The value of securities on loan amounted to $9,925,574.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(F)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(G)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(H)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(I)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(J)	Non-income producing security.
(K)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(L)	The rate shown is the annualized seven-day yield as of 8-31-21.
The fund had the following country composition as a percentage of net assets on 8-31-21:
United States	60.2%
Canada	7.3%
United Kingdom	3.0%
Indonesia	2.8%
Luxembourg	2.7%
Australia	2.4%
Brazil	1.9%
Mexico	1.5%
Norway	1.5%
Colombia	1.2%
Other countries	15.5%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	17

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	111	Short	Dec 2021	$(14,762,125)	$(14,813,297)	$(51,172)
German Euro BUND Futures	71	Short	Sep 2021	(14,382,363)	(14,708,549)	(326,186)
U.S. Treasury Long Bond Futures	1,002	Short	Dec 2021	(162,826,391)	(163,294,688)	(468,297)
Ultra U.S. Treasury Bond Futures	35	Short	Dec 2021	(5,160,567)	(5,180,547)	(19,980)
						$(865,635)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	10,174,296	USD	7,418,578	JPM	9/15/2021	$24,990	—
AUD	12,262,371	USD	8,945,975	MSCS	9/15/2021	25,239	—
AUD	7,546,078	USD	5,522,371	SSB	9/15/2021	—	$(1,621)
BRL	87,517,675	USD	16,651,672	SSB	9/15/2021	246,947	—
CAD	486,779	USD	402,537	BMO	9/15/2021	—	(16,720)
CAD	20,982,836	USD	16,967,440	JPM	9/15/2021	—	(336,598)
EUR	14,992,012	USD	17,575,660	GSI	9/15/2021	130,572	—
EUR	7,496,006	USD	8,759,907	JPM	9/15/2021	93,208	—
EUR	7,495,304	USD	8,848,308	MSCS	9/15/2021	3,979	—
EUR	7,186,104	USD	8,492,408	SSB	9/15/2021	—	(5,301)
EUR	7,489,983	USD	8,860,290	UBS	9/15/2021	—	(14,288)
GBP	6,408,096	USD	8,798,246	UBS	9/15/2021	12,208	—
NZD	4,860,925	USD	3,368,713	HUS	9/15/2021	56,539	—
NZD	3,471,703	USD	2,402,845	UBS	9/15/2021	43,490	—
SGD	32,876,301	USD	24,372,747	BARC	9/15/2021	79,740	—
SGD	1,009,684	USD	751,040	CITI	9/15/2021	—	(65)
SGD	17,623,550	USD	12,973,490	GSI	9/15/2021	134,421	—
SGD	23,360,666	USD	17,212,714	MSCS	9/15/2021	162,306	—
SGD	5,972,774	USD	4,367,133	UBS	9/15/2021	75,253	—
USD	16,992,775	AUD	22,641,638	CITI	9/15/2021	428,037	—
USD	7,687,928	AUD	10,372,509	UBS	9/15/2021	99,346	—
USD	29,211,452	BRL	148,445,755	CITI	9/15/2021	548,347	—
USD	3,656,865	BRL	18,105,139	SSB	9/15/2021	160,979	—
USD	8,888,636	CAD	10,735,108	RBC	9/15/2021	380,069	—
USD	8,888,636	CAD	10,735,008	SSB	9/15/2021	380,147	—
USD	5,276,289	EUR	4,500,670	CIBC	9/15/2021	—	(39,202)
USD	8,896,518	EUR	7,492,643	CITI	9/15/2021	47,373	—
USD	26,753,788	EUR	22,479,482	GSI	9/15/2021	204,523	—
USD	35,385,627	EUR	29,970,574	MSCS	9/15/2021	—	(10,952)
USD	35,175,404	EUR	30,004,465	SSB	9/15/2021	—	(261,201)
USD	8,978,162	GBP	6,457,192	CIBC	9/15/2021	100,207	—
USD	8,982,533	GBP	6,457,192	HUS	9/15/2021	104,578	—
USD	4,918,392	JPY	537,806,040	UBS	9/15/2021	29,404	—
USD	3,619,048	NZD	5,207,458	ANZ	9/15/2021	—	(50,388)
USD	3,382,085	NZD	4,860,295	GSI	9/15/2021	—	(42,723)
USD	2,431,099	NZD	3,439,712	UBS	9/15/2021	7,306	—
USD	8,653,548	SGD	11,718,487	CITI	9/15/2021	—	(62,340)
USD	8,617,137	SGD	11,561,612	HUS	9/15/2021	17,928	—
USD	8,617,137	SGD	11,571,479	JPM	9/15/2021	10,589	—
USD	17,234,274	SGD	23,164,587	MSCS	9/15/2021	5,092	—
USD	17,491,610	SGD	23,163,999	SSB	9/15/2021	262,865	—
18	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	17,307,096	SGD	23,368,801	UBS	9/15/2021	—	$(73,976)
						$3,875,682	$(915,375)

Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NZD	New Zealand Dollar
SGD	Singapore Dollar
USD	U.S. Dollar

Derivatives Abbreviations
ANZ	Australia and New Zealand Banking Group Limited
BARC	Barclays Bank PLC
BMO	Bank of Montreal
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
RBC	Royal Bank of Canada
SSB	State Street Bank and Trust Company
UBS	UBS AG
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	19

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2021, by major security category or type:
	Total value at 8-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$123,558,148	—	$123,558,148	—
Foreign government obligations	444,329,748	—	444,329,748	—
Corporate bonds	1,223,658,155	—	1,223,658,155	—
Convertible bonds	50,188,595	—	50,188,595	—
Capital preferred securities	5,330,424	—	5,330,424	—
Term loans	133,984,722	—	133,984,722	—
Collateralized mortgage obligations	29,917,446	—	29,917,446	—
Asset backed securities	27,089,946	—	27,089,946	—
Common stocks	15,573,369	$15,573,369	—	—
Preferred securities	82,138,718	79,774,940	2,363,778	—
Short-term investments	101,747,353	10,133,353	91,614,000	—
Total investments in securities	$2,237,516,624	$105,481,662	$2,132,034,962	—
Derivatives:
Assets
Forward foreign currency contracts	$3,875,682	—	$3,875,682	—
Liabilities
Futures	(865,635)	$(865,635)	—	—
Forward foreign currency contracts	(915,375)	—	(915,375)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
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Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	1,012,616	$8,512,681	$23,447,508	$(21,828,907)	$794	$1,277	$8,108	—	$10,133,353
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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